Deferred Credits and Other Noncurrent Liabilities - Summary of Deferred Credits and Other Noncurrent Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Contract liabilities and unearned revenues (Note 5)	₱ 7,615	₱ 3,558
Total provision for asset retirement obligations	1,514	2,121	₱ 2,000
Accrual of capital expenditures under long-term financing	316	300
Others	56	105
Deferred credits and non other liabilities	₱ 9,501	₱ 6,084